UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
September 26, 2007 to October 25, 2007

Commission File Number of issuing entity:
333-130223-10

ChaseFlex Trust Series 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

 Chase Mortgage Finance Corporation

 (Exact name of depositor as specified in its charter)

Chase Home Finance LLC

 (Exact name of sponsor as specified in its charter)

Delaware

 (State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040

 (I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600

 (Telephone number, including area code)

No Change

 (Former name, former address, if changed since last report)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IIA1			X
IIA2			X
IIA3			X
IIA4			X
IIA5			X
IIA6			X
IIA7			X
IIA8			X
IIA9			X
IIA10			X
IIA11			X
IIA12			X
AP			X
AR			X
AX			X
B1			X
B2			X
B3			X
B4			X
B5			X
M1			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On October 25, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-1, relating to the October 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman

By: Bruce J. Friedman
Title: Vice President

Date: October 30, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-1, relating to the October 25, 2007 distribution.

ChaseFlex Trust Series 2007-1
October 25, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Components Factor Report	4
Exchangeable Distribution Report	5
Exchangeable Certificate Factor Report	5
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Prepayment Liquidated Loan Report	10
Realized Loss Group Report	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	14
Investor Supplemental Report	14

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	69,123,447.00	63,754,262.60	446,391.15	345,335.59	791,726.74	0.00	0.00	63,307,871.45
IA2	3,050,398.00	2,813,453.36	19,699.09	15,239.54	34,938.63	0.00	0.00	2,793,754.27
IA3	50,000,000.00	46,116,168.33	322,893.70	249,795.91	572,689.61	0.00	0.00	45,793,274.63
IIA1	47,500,000.00	41,222,688.45	109,843.52	188,293.22	298,136.74	0.00	0.00	41,112,844.93
IIA2	6,340,674.00	5,502,729.03	14,662.78	25,134.86	39,797.64	0.00	0.00	5,488,066.25
IIA3	95,110,114.00	82,540,938.90	219,941.67	377,022.93	596,964.60	0.00	0.00	82,320,997.23
IIA5	2,007,600.00	2,007,600.00	0.00	10,038.00	10,038.00	0.00	0.00	2,007,600.00
IIA6	15,620,000.00	15,620,000.00	0.00	78,100.00	78,100.00	0.00	0.00	15,620,000.00
IIA7	102,398,000.00	86,183,592.06	283,727.76	430,917.96	714,645.72	0.00	0.00	85,899,864.30
IIA8	5,775,188.00	5,775,188.00	0.00	28,875.94	28,875.94	0.00	0.00	5,775,188.00
IIA9	8,100,000.00	8,100,000.00	0.00	40,500.00	40,500.00	0.00	0.00	8,100,000.00
IIA10	15,000,000.00	11,579,976.17	60,720.20	54,341.45	115,061.65	0.00	0.00	11,519,255.97
IIA12	50,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AP	4,062,775.00	3,885,556.22	6,934.08	0.00	6,934.08	0.00	0.00	3,878,622.14
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M1	11,700,300.00	11,653,836.84	5,943.32	63,124.95	69,068.27	0.00	0.00	11,647,893.52
B1	4,725,200.00	4,706,435.72	2,400.23	25,493.19	27,893.42	0.00	0.00	4,704,035.49
B2	3,600,100.00	3,585,803.61	1,828.72	19,423.10	21,251.82	0.00	0.00	3,583,974.89
B3	2,250,000.00	2,241,065.00	1,142.92	12,139.10	13,282.02	0.00	0.00	2,239,922.08
B4	2,025,100.00	2,017,058.12	1,028.68	10,925.73	11,954.41	0.00	0.00	2,016,029.44
B5	1,575,113.48	1,565,413.75	798.34	8,479.32	9,277.66	0.00	0.00	1,564,615.41
TOTALS	450,014,109.48	400,871,766.16	1,497,956.16	1,983,180.79	3,481,136.95	0.00	0.00	399,373,810.00
IIA4	148,950,788.00	129,266,356.38	0.00	163,602.73	163,602.73	0.00	0.00	128,921,908.42
IIA11	15,000,000.00	11,579,976.17	0.00	3,558.43	3,558.43	0.00	0.00	11,519,255.97
AX	26,378,745.80	22,538,898.18	0.00	122,085.70	122,085.70	0.00	0.00	22,405,303.45

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA1	16165VAA6	922.32470120	6.45788324	4.99592548	11.45380872	915.86681796	6.500000%
IA2	16165VAB4	922.32336895	6.45787533	4.99591857	11.45379390	915.86549362	6.500000%
IA3	16165VAC2	922.32336660	6.45787400	4.99591820	11.45379220	915.86549260	6.500000%
IIA1	16165VAD0	867.84607263	2.31249516	3.96406779	6.27656295	865.53357747	5.481250%
IIA2	16165VAE8	867.84607283	2.31249549	3.96406754	6.27656303	865.53357735	5.481250%
IIA3	16165VAF5	867.84607261	2.31249507	3.96406769	6.27656276	865.53357753	5.481250%
IIA5	16165VAH1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA6	16165VAJ7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA7	16165VAK4	841.65307975	2.77083302	4.20826540	6.97909842	838.88224672	6.000000%
IIA8	16165VAL2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA9	16165VAM0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA10	16165VAN8	771.99841133	4.04801333	3.62276333	7.67077667	767.95039800	5.631250%
IIA12	16165VAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AP	16165VAT5	956.37986844	1.70673493	0.00000000	1.70673493	954.67313351	0.000000%
AR	16165VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.500000%
M1	16165VAV0	996.02889157	0.50796304	5.39515653	5.90311958	995.52092852	6.500000%
B1	16165VAW8	996.02889190	0.50796368	5.39515576	5.90311945	995.52092822	6.500000%
B2	16165VAX6	996.02889086	0.50796367	5.39515569	5.90311936	995.52092720	6.500000%
B3	16165VAY4	996.02888889	0.50796444	5.39515556	5.90312000	995.52092444	6.500000%
B4	16165VAZ1	996.02889734	0.50796504	5.39515580	5.90312083	995.52093230	6.500000%
B5	16165VBA5	993.84188497	0.50684602	5.38330737	5.89015339	993.33503895	6.500000%
TOTALS		890.79821658	3.32868710	4.40693025	7.73561734	887.46952948
IIA4	16165VAG3	867.84607262	0.00000000	1.09836767	1.09836767	865.53357757	1.518750%
IIA11	16165VAP3	771.99841133	0.00000000	0.23722867	0.23722867	767.95039800	0.368750%
AX	16165VAS7	854.43403378	0.00000000	4.62818441	4.62818441	849.36955001	6.500000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IAX	12,051,837.80	11,014,059.22	0.00	59,659.49	59,659.49	0.00	0.00	10,935,977.09
IIAX	14,326,908.00	11,524,838.96	0.00	62,426.21	62,426.21	0.00	0.00	11,469,326.36
AP1	581,243.00	564,860.61	631.45	0.00	631.45	0.00	0.00	564,229.16
AP2	3,481,533.00	3,320,695.61	6,302.63	0.00	6,302.63	0.00	0.00	3,314,392.98

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IAX	N/A	913.89042923	0.00000000	4.95024004	4.95024004	907.41157253	6.500000%
IIAX	N/A	804.41913636	0.00000000	4.35727025	4.35727025	800.54442731	6.500000%
AP1	N/A	971.81490358	1.08637868	0.00000000	1.08637868	970.72852490	0.000000%
AP2	N/A	953.80270990	1.81030311	0.00000000	1.81030311	951.99240679	0.000000%

*Please Note: Above Certificates are Components of AX and AP Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL BALANCE
IIA13	108,173,188.00	91,958,780.06	283,727.76	459,793.90	743,521.66	91,675,052.30
TOTALS	108,173,188.00	91,958,780.06	283,727.76	459,793.90	743,521.66	91,675,052.30

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IIA13	16165VAR9	850.10696052	2.62290282	4.25053480	6.87343762	847.48405770	6.000000%
TOTALS		850.10696052	2.62290282	4.25053480	6.87343762	847.48405770

*Please Note: Above Certificates are Exchangeable Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Total Scheduled Principal Amount	205,805.79
Group 1 AP Scheduled Principal Amount	529.83
Group 1 Non-PO Scheduled Principal Amount	75,181.44
Group 2 AP Scheduled Principal Amount	1,937.46
Group 2 Non-PO Scheduled Principal Amount	128,157.06

Total Unscheduled Principal Amounts	1,292,150.35
Group 1 AP Unscheduled Principal Amount	101.62
Group 1 Non-PO Unscheduled Principal Amount	718,463.26
Group 2 AP Unscheduled Principal Amount	4,365.17
Group 2 Non-PO Unscheduled Principal Amount	569,220.30

Group 1 One Month CPR	6.919054%
Group 2 One Month CPR	2.430324%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	400,871,766.17
Total Beginning Principal Balance of Mortgage Loans Group 1	120,696,106.47
Total Beginning Principal Balance of Mortgage Loans Group 2	280,175,659.70
Group 1 AP Beginning Principal Balance	564,860.79
Group 2 AP Beginning Principal Balance	3,320,695.41

Total Ending Principal Balance of Mortgage Loans	399,373,810.03
Total Ending Principal Balance of Mortgage Loans Group 1	119,901,830.32
Total Ending Principal Balance of Mortgage Loans Group 2	279,471,979.71
Group 1 AP Ending Principal Balance	564,229.33
Group 2 AP Ending Principal Balance	3,314,392.77

Aggregate Amount of Servicer Advances	320,778.14
Aggregate Amount of Recovered Servicer Advances	605,210.28

Aggregate Number of Outstanding Mortgage Loans	1,056.00
Aggregate Number of Outstanding Mortgage Loans Group 1	612.00
Aggregate Number of Outstanding Mortgage Loans Group 2	444.00

Aggregate Weighted Average Coupon	7.058458%
Aggregate Weighted Average Coupon Group 1	7.318735%
Aggregate Weighted Average Coupon Group 2	6.946334%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Aggregate Weighted Average Remaining Term	348
Aggregate Weighted Average Remaining Term Group 1	342
Aggregate Weighted Average Remaining Term Group 2	350

Total Gross Interest	2,357,947.06
Group 1 Gross Interest	736,118.99
Group 2 Gross Interest	1,621,828.07

Total Servicing Fees	85,519.35
Group 1 Servicing Fees	25,748.55
Group 2 Servicing Fees	59,770.80

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	22	4,275,673.98	3.57%
2 Month	4	757,295.95	0.63%
3 Month	1	200,370.25	0.17%
Total	27	5,233,340.18	4.36%

Delinquency by Group
Group 2
Category	Number	Principal Balance	Percentage
1 Month	18	11,567,300.16	4.14%
2 Month	4	5,179,375.20	1.85%
3 Month	4	2,642,354.76	0.95%
Total	26	19,389,030.12	6.94%

Delinquency Totals
Group Totals
Category	Number	Principal Balance	Percentage
1 Month	40	15,842,974.14	3.97%
2 Month	8	5,936,671.15	1.49%
3 Month	5	2,842,725.01	0.71%
Total	53	24,622,370.30	6.17%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	2	204,363.05	0.17%
2	0	0.00	0.00%
Total	2	204,363.05	0.05%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	6	751,193.72	0.63%
2	5	3,116,454.92	1.12%
Total	11	3,867,648.64	0.97%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	3	836,110.15	0.70%
2	0	0.00	0.00%
Total	3	836,110.15	0.21%

REO Mortgage Loans

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
1	1574470545	04/01/2007	296,902.20
1	1574533769	01/01/2007	227,485.67
1	1596840218	02/01/2007	311,722.28
Total			836,110.15

Liquidated Mortgage Loans

Prepayment Liquidated Loan Report
Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.00000	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	3,444.75	119,901,830.32	0.00	0.00
2	0.00	0.00	279,471,979.71	0.00	0.00
TOTAL	0.00	3,444.75	399,373,810.03	0.00	0.00

Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	3,444.75
Cumulative Group 1 Realized Losses	3,444.75
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	4,500,141.00
Bankruptcy Loss Amount	150,000.00
Special Hazard Loss Amount	4,830,000.00

Class A Principal Balance	375,102,153.12
Class AP Principal Balance	3,885,556.22
Class A Group 1 Principal Balance	112,683,884.29
Class A Group 2 Principal Balance	258,532,712.61
Class M1 Principal Balance	11,653,836.84
Class B Principal Balance	14,115,776.20

Class A Percentage	93.571607%
Class AP Percentage	0.969277%
Non-PO Class A Group 1 Percentage	93.800646%
Non-PO Class A Group 2 Percentage	93.382004%
Class M1 Percentage	2.907123%
Class B Percentage	3.521270%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support M1	3.18%
Original Credit Support B1	2.12%
Original Credit Support B2	1.31%
Original Credit Support B3	0.81%
Original Credit Support B4	0.35%

Current Credit Support M1	3.56%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Current Credit Support B1	2.37%
Current Credit Support B2	1.47%
Current Credit Support B3	0.90%
Current Credit Support B4	0.39%

Aggregate Outstanding Interest Shortfalls
Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class IIA2 Shortfall	0.00
Class IIA3 Shortfall	0.00
Class IIA4 Shortfall	0.00
Class IIA5 Shortfall	0.00
Class IIA6 Shortfall	0.00
Class IIA7 Shortfall	0.00
Class IIA8 Shortfall	0.00
Class IIA9 Shortfall	0.00
Class IIA10 Shortfall	0.00
Class IIA11 Shortfall	0.00
Class IIA12 Shortfall	0.00
Class IIA13 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00
Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IIA1	0.00
Compensating Interest Shortfall IIA2	0.00
Compensating Interest Shortfall IIA13	0.00
Compensating Interest Shortfall IIA3	0.00
Compensating Interest Shortfall IIA4	0.00
Compensating Interest Shortfall IIA5	0.00
Compensating Interest Shortfall IIA6	0.00
Compensating Interest Shortfall IIA7	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Compensating Interest Shortfall IIA8	0.00
Compensating Interest Shortfall IIA9	0.00
Compensating Interest Shortfall IIA10	0.00
Compensating Interest Shortfall IIA11	0.00
Compensating Interest Shortfall IIA12	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction IIA2	0.00
Relief Act Reduction IIA3	0.00
Relief Act Reduction IIA4	0.00
Relief Act Reduction IIA5	0.00
Relief Act Reduction IIA6	0.00
Relief Act Reduction IIA7	0.00
Relief Act Reduction IIA8	0.00
Relief Act Reduction IIA9	0.00
Relief Act Reduction IIA10	0.00
Relief Act Reduction IIA11	0.00
Relief Act Reduction IIA12	0.00
Relief Act Reduction IIA13	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
October 25, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount
	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
IIA10	0.00	0.00	0.00

Yield Maintenance Agreement Amounts Received
Class IIA10	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00
ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

Copyright 2007 Bank of New York & Co. All rights reserved.